Securities and other financial assets, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 75,271	$ 86,326
With changes in other comprehensive income recyclable to profit and loss	5,142	22,249
With changes in other comprehensive income non-recyclable to profit and loss	1,889	6,273
With changes in profit or loss	6,492	8,750
Total securities and other financial assets, net	88,794	123,598
Due within 1 year
Amortized cost	28,295	28,551
With changes in other comprehensive income recyclable to profit and loss	0	7,743
With changes in other comprehensive income non-recyclable to profit and loss	1,889	6,273
With changes in profit or loss	0	0
Total securities and other financial assets, net	30,184	42,567
After 1 year but within 5 years
Amortized cost	46,252	56,775
With changes in other comprehensive income recyclable to profit and loss	5,094	7,898
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	51,346	64,673
After 5 years but within 10 years
Amortized cost	0	0
With changes in other comprehensive income recyclable to profit and loss	0	6,157
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	0	6,157
Non maturity
Amortized cost	0	0
With changes in other comprehensive income recyclable to profit and loss	0	0
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	6,492	8,750
Total securities and other financial assets, net	6,492	8,750
Balance - principal
Amortized cost	74,547	85,326
With changes in other comprehensive income recyclable to profit and loss	5,094	21,798
With changes in other comprehensive income non-recyclable to profit and loss	1,889	6,273
With changes in profit or loss	6,492	8,750
Total securities and other financial assets, net	$ 88,022	$ 122,147